Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
	Nov. 30, 2016	Nov. 30, 2015
Derivatives, Fair Value [Line Items]
Derivative asset	$ 15	$ 29
Derivative liability	434	625
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability	92	64
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liability	342	561
Net investment hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset	12	14
Net investment hedges | Designated as hedging instruments | Other assets – long-term
Derivatives, Fair Value [Line Items]
Derivative asset	3	13
Net investment hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	26
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset		2
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	10	11
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	23	27
Foreign currency zero cost collars | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	12
Foreign currency zero cost collars | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	21	26
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	198	227
Fuel | Not designated as hedging instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	$ 144	$ 334